UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	3/31/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Institutional Preferred
Money Market Fund

ANNUAL REPORT March 31, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Important Tax Information
23	Board Members Information
26	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Money Market Fund covers the 12-month period ended March 31, 2015. During the reporting period, the fund’s Prime shares produced a yield of 0.07%, and its Reserve shares produced a yield of 0.01%. Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced effective yields of 0.07% and 0.01%, respectively, for the same period.1

Despite a sustained U.S. economic recovery and a shift to a more moderately accommodative monetary policy during the reporting period, money market yields remained anchored near zero percent when the target for federal funds rate stayed unchanged in a range between 0% and 0.25%.

U.S. Economy Continued to Strengthen with Low Inflation

The reporting period began amid concerns that unusually severe winter weather and global economic instability might derail the U.S. economic recovery. Fortunately, these worries receded when the domestic economic recovery was quick to get back on track in the spring. April saw the creation of 330,000 new jobs, and the unemployment rate fell to 6.2%. Manufacturing activity accelerated and personal incomes posted gains in May, while payrolls rose by 236,000 despite a mild increase in the unemployment rate to 6.3%.The unemployment rate soon reversed course, dipping to 6.1% in June as 286,000 jobs were created. Meanwhile, manufacturing activity, personal incomes, and home sales continued to grow, contributing to a robust 4.6% annualized GDP growth rate for the second quarter of the year.

The unemployment rate rose to 6.2% in July, when 249,000 new jobs were created. In addition, regulators removed a degree of uncertainty from money market operations by delaying newly enacted rule changes until 2016. Retail and home sales increased in August, but new job creation moderated to 213,000 even as the unemployment rate fell to 6.1%. September saw 250,000 new jobs, and the unem-

2

ployment rate slid to 5.9%, its lowest level since the 2008 recession. Falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of 0.1%. U.S. GDP grew at an annualized 5.0% rate during the third quarter, its strongest quarterly performance since 2003.

In early October, investors grew concerned that disappointing growth in Europe might threaten the U.S. economy, triggering steep declines in U.S. equity markets. Markets bounced back later in the month when U.S. economic data stayed strong, including a 5.7% unemployment rate and the addition of 221,000 new jobs to the labor market. Personal incomes rose and fuel prices fell sharply, giving consumers greater confidence. The Federal Reserve Board (the “Fed”) ended its quantitative easing program at the end of October, signaling that such aggressive accommodation was no longer needed. In November, the unemployment rate ticked higher to 5.8% while 423,000 new jobs were added. Hourly earnings rose by 0.4%, suggesting that the recovery’s benefits might be broadening to more Americans. Meanwhile, falling fuel prices contributed to an inflation rate of –0.3%, giving consumers greater buying power during the holiday season. December brought more positive economic news when the unemployment rate slipped to 5.6% and an estimated 329,000 jobs were created.The U.S. economy grew at a more moderate 2.2% annualized rate for the fourth quarter.

January 2015 saw not just the creation of 201,000 new jobs, but compensation for hourly workers jumped by its largest margin since the recession. A slight increase in the unemployment rate to 5.7% was attributed to more workers entering the labor force. The unemployment rate dipped to 5.5% in February, and 264,000 jobs were created.Wages and personal incomes also moved higher, but exports were hurt by a strong U.S. dollar, and orders for durable goods and retail sales weakened amid harsh weather. The unemployment rate was unchanged in March, and job creation data moderated to 126,000 positions, the smallest gain in 15 months.Yet, average hourly wages rose 0.3% during the month, contributing to an increase of nearly 1% during the first quarter and helping to push the personal savings rate to its highest level in more than two years.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Fed in No Hurry to Raise Rates

Many analysts considered March’s lower-than-expected employment gains as evidence that the Fed is unlikely to raise short-term interest rates during the first half of 2015. For its part, the Fed has reiterated that its target for short-term interest rates “remains appropriate” and that policymakers will continue to monitor labor markets and inflationary pressures in determining the timing of future rate hikes.

Therefore, we have maintained the fund’s weighted average maturity in a range we consider to be in line with industry averages, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until it becomes clearer that higher short-term rates are imminent.

April 15, 2015

New York, NY

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.The Dreyfus Corporation ("Dreyfus") has undertaken to limit fund expenses to maintain the minimum yield floor limit: .00 of 1%. Such expense limitations may fluctuate daily, and are voluntary and temporary, not contractual, and may be terminated by Dreyfus at any time without notice.Yields provided reflect the absorption of fund expenses by Dreyfus and, had these expenses not been absorbed, would have been lower.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .50	$.80
Ending value (after expenses)	$1,000.40	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2015

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.50	$.81
Ending value (after expenses)	$1,024.43	$1,024.13

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .16% for Reserve Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

March 31, 2015

	Principal
Negotiable Bank Certificates of Deposit—17.0%	Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.29%, 4/7/15	250,000,000	[a,b]	250,000,000
Mizuho Bank Ltd/NY (Yankee)
0.24%, 4/15/15	250,000,000		250,000,000
Norinchukin Bank/NY (Yankee)
0.24%, 4/27/15	250,000,000		250,000,000
Oversea-Chinese Banking Corp./NY (Yankee)
0.23%, 4/28/15	40,000,000		39,999,700
Sumitomo Mitsui Banking Corp. (Yankee)
0.24%—0.25%, 4/1/15—6/3/15	225,000,000	[b]	225,000,000
Wells Fargo Bank, NA
0.27%, 4/9/15	100,000,000	[a]	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,114,999,700)			1,114,999,700

Commercial Paper—14.5%
Australia and New Zealand Banking Group Ltd.
0.27%, 4/17/15	100,000,000	[a,b]	100,000,000
BNP Paribas Finance Inc.
0.23%, 4/21/15	250,000,000		249,968,055
Erste Abwicklungsanstalt
0.25%—0.26%, 6/12/15—7/16/15	224,000,000	[b]	223,848,167
Oversea-Chinese Banking Corp./NY
0.23%, 5/6/15	200,000,000		199,955,278
United Overseas Bank Ltd.
0.27%, 9/22/15	100,000,000	[b]	99,869,500
Westpac Banking Corp.
0.25%, 4/10/15	75,000,000	[a,b]	75,000,000
Total Commercial Paper
(cost $948,641,000)			948,641,000

Asset-Backed Commercial Paper—3.8%
Alpine Securitization Corp.
0.24%, 6/1/15	200,000,000	[b]	199,918,667

6

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)		Value ($)
Bedford Row Funding
0.24%, 6/17/15	50,000,000	[b]	49,974,333
Total Asset-Backed Commercial Paper
(cost $249,893,000)			249,893,000

Time Deposits—16.4%
Nordea Bank Finland (Grand Cayman)
0.03%, 4/1/15	275,000,000		275,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.04%, 4/1/15	200,000,000		200,000,000
Standard Chartered Bank
0.03%, 4/1/15	250,000,000		250,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.03%, 4/1/15	250,000,000		250,000,000
Swedbank (Grand Cayman)
0.03%, 4/1/15	100,000,000		100,000,000
Total Time Deposits
(cost $1,075,000,000)			1,075,000,000

U.S. Treasury Bills—6.1%
0.09%—0.24%, 8/13/15—3/3/16
(cost $399,482,922)	400,000,000		399,482,922

Repurchase Agreements—41.7%
ABN AMRO Bank N.V.
0.10%, dated 3/31/15, due 4/1/15 in the amount of
$800,002,222 (fully collateralized by $79,549,935
U.S. Treasury Bonds, 4.25%-7.88%,
due 2/15/21-5/15/39, value $108,433,885,
$113,659,303 U.S. Treasury Inflation Protected
Securities, 0.13%-1.13%, due 4/15/18-1/15/21,
value $128,350,002 and $573,334,151
U.S. Treasury Notes, 0.25%-2.75%,
due 7/15/15-2/15/24, value $579,216,124)	800,000,000		800,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Federal Reserve Bank of New York,
0.05%, dated 3/31/15, due 4/1/15 in the
amount of $1,725,002,396 (fully collateralized by
$1,530,546,100 U.S. Treasury Bonds, 3.13%,
due 11/15/41, value $1,725,002,489)	1,725,000,000	1,725,000,000
Merrill Lynch & Co. Inc.
0.28%, dated 10/20/14, due 5/5/15 in the
amount of $200,001,556 (fully collateralized by
Various Common Stocks, value $220,000,030)	200,000,000 [c]	200,000,000
Total Repurchase Agreements
(cost $2,725,000,000)		2,725,000,000

Total Investments (cost $6,513,016,622)	99.5%	6,513,016,622

Cash and Receivables (Net)	.5%	34,757,912

Net Assets	100.0%	6,547,774,534

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2015, these securities amounted to $1,223,610,667 or 18.7% of net assets.
c Illiquid security; investment has a put feature and a variable or floating rate.The interest rate shown is the current rate as of March 31, 2015 and changes periodically.The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	47.9	Asset-Backed/Banking	3.8
Repurchase Agreements	41.7
U.S. Government	6.1		99.5

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $2,725,000,000)—Note 1(b)	6,513,016,622	6,513,016,622
Cash		35,158,638
Interest receivable		627,184
		6,548,802,444
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		520,985
Payable for shares of Beneficial Interest redeemed		506,925
		1,027,910
Net Assets ($)		6,547,774,534
Composition of Net Assets ($):
Paid-in capital		6,547,532,794
Accumulated net realized gain (loss) on investments		241,740
Net Assets ($)		6,547,774,534

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	6,194,271,056	353,503,478
Shares Outstanding	6,194,043,065	353,489,729
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income ($):
Interest Income	10,694,723
Expenses:
Management fee—Note 2(a)	6,419,106
Service Plan fees (Reserve Shares)—Note 2(b)	269,250
Trustees’ fees and expenses—Note 2(a,c)	42,229
Legal fees—Note 2(a)	35,993
Total Expenses	6,766,578
Less—reduction in expenses due to undertaking—Note 2(a)	(12,645)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(42,229)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(35,993)
Net Expenses	6,675,711
Investment Income—Net	4,019,012
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	241,740
Net Increase in Net Assets Resulting from Operations	4,260,752

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2015	2014
Operations ($):
Investment income—net	4,019,012	5,417,591
Net realized gain (loss) on investments	241,740	22,418
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,260,752	5,440,009
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(4,001,336)	(5,467,907)
Reserve Shares	(40,094)	(71,569)
Total Dividends	(4,041,430)	(5,539,476)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	45,188,347,302	52,789,823,446
Reserve Shares	4,267,782,722	4,075,940,509
Dividends reinvested:
Prime Shares	2,326,036	2,639,655
Reserve Shares	40,029	71,569
Cost of shares redeemed:
Prime Shares	(45,286,869,073)	(55,109,721,856)
Reserve Shares	(4,434,239,065)	(4,135,172,153)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(262,612,049)	(2,376,418,830)
Total Increase (Decrease) in Net Assets	(262,392,727)	(2,376,518,297)
Net Assets ($):
Beginning of Period	6,810,167,261	9,186,685,558
End of Period	6,547,774,534	6,810,167,261

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,
Prime Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.001	.001	.003
Distributions:
Dividends from
investment income—net	(.001)	(.001)	(.001)	(.001)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.07	.07	.15	.15	.26
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.10	.10	.10
Ratio of net expenses
to average net assets	.10	.10	.10	.10	.10
Ratio of net investment income
to average net assets	.07	.07	.15	.15	.26
Net Assets, end of period
($ x 1,000)	6,194,271	6,290,242	8,607,593	9,396,853	11,571,089

See notes to financial statements.

12

			Year Ended March 31,
Reserve Shares	2015		2014		2013	2012	2011
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.001	.002
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.001)	(.001)	(.002)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.01		.01		.09	.09	.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16		.16		.16	.16	.16
Ratio of net expenses
to average net assets	.16		.16		.16	.16	.16
Ratio of net investment income
to average net assets	.01		.01		.09	.09	.20
Net Assets, end of period
($ x 1,000)	353,503		519,926		579,092	1,579,813	1,243,881

a Amount represents less than $.001 per share.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

14

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	6,513,016,622
Level 3 - Significant Unobservable Inputs	-
Total	6,513,016,622

†	See Statement of Investments for additional detailed categorizations.

At March 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

16

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2015, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2015 and March 31, 2014 were all ordinary income.

During the period ended March 31, 2015, as a result of permanent book to tax differences primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $22,418 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the

18

fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, Dreyfus has agreed to pay all of the fund’s expenses except for the management fee, Service Plan fees, taxes, brokerage commissions, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended March 31, 2015, fees reimbursed by Dreyfus amounted to $78,222.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $12,645 during the period ended March 31, 2015.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services provided include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2015, Reserve shares were charged $269,250 pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $508,508 and Service Plan fees $15,397, which are offset against an expense reimbursement currently in effect in the amount of $2,920.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural require-ments.At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 26, 2015

The Fund 21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 84.83% of ordinary income dividends paid during the fiscal year ended March 31, 2015 as qualifying “interest-related dividends.”

22

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1997)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 147
———————
Francine J. Bovich (63)
Board Member (2015)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 84
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)
No. of Portfolios for which Board Member Serves: 63

† Francine J. Bovich was elected as a Board Member on April 30, 2015.

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS

Nathan Leventhal (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• President Emeritus of Lincoln Center for the Performing Arts (2001-present)
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52
———————
Robin A. Melvin (51)
Board Member (2013)
Principal Occupation During Past 5Years:
• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board mem-
ber since 2013)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Roslyn M. Watson (65)
Board Member (2013)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 70
———————
Benaree Pratt Wiley (68)
Board Member (2012)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 70

24

INTERESTED BOARD MEMBERS

J. Charles Cardona (59)
Board Member (2014)
Principal Occupation During Past 5Years:
• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-
present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional
Services Division
No. of Portfolios for which Board Member Serves: 38

J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.

———————
Isabel P. Dunst (68)
Board Member (2013)
Principal Occupation During Past 5Years:
• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)
No. of Portfolios for which Board Member Serves: 38

Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 25

OFFICERS OF THE FUND (Unaudited)

26

The Fund 27

NOTES

For More Information

Telephone Call your BNY Mellon Fixed Income representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and e-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Institutional Preferred
Plus Money Market Fund

ANNUAL REPORT March 31, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Important Tax Information
21	Board Members Information
24	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the 12-month period ended March 31, 2015. During the reporting period, the fund produced a yield of 0.09%.Taking into account the effects of compounding, the fund also produced an effective yield of 0.09% for the same period.1

Despite a sustained U.S. economic recovery and a shift to a more moderately accommodative monetary policy during the reporting period, money market yields remained anchored near zero percent when the target for federal funds rate stayed unchanged in a range between 0% and 0.25%.

U.S. Economy Continued to Strengthen with Low Inflation

The reporting period began amid concerns that unusually severe winter weather and global economic instability might derail the U.S. economic recovery. Fortunately, these worries receded when the domestic economic recovery was quick to get back on track in the spring. April saw the creation of 330,000 new jobs, and the unemployment rate fell to 6.2%. Manufacturing activity accelerated and personal incomes posted gains in May, while payrolls rose by 236,000 despite a mild increase in the unemployment rate to 6.3%. The unemployment rate soon reversed course, dipping to 6.1% in June as 286,000 jobs were created. Meanwhile, manufacturing activity, personal incomes, and home sales continued to grow, contributing to a robust 4.6% annualized GDP growth rate for the second quarter of the year.

The unemployment rate rose to 6.2% in July, when 249,000 new jobs were created. In addition, regulators removed a degree of uncertainty from money market operations by delaying newly enacted rule changes until 2016. Retail and home sales increased in August, but new job creation moderated to 213,000 even as the unemployment rate fell to 6.1%. September saw 250,000 new jobs, and the unemployment rate slid to 5.9%, its lowest level since the 2008 recession. Falling energy prices

2

helped offset rising housing and food prices, contributing to a mild inflation rate of 0.1%. U.S. GDP grew at an annualized 5.0% rate during the third quarter, its strongest quarterly performance since 2003.

In early October, investors grew concerned that disappointing growth in Europe might threaten the U.S. economy, triggering steep declines in U.S. equity markets. Markets bounced back later in the month when U.S. economic data stayed strong, including a 5.7% unemployment rate and the addition of 221,000 new jobs to the labor market. Personal incomes rose and fuel prices fell sharply, giving consumers greater confidence. The Federal Reserve Board (the “Fed”) ended its quantitative easing program at the end of October, signaling that such aggressive accommodation was no longer needed. In November, the unemployment rate ticked higher to 5.8% while 423,000 new jobs were added. Hourly earnings rose by 0.4%, suggesting that the recovery’s benefits might be broadening to more Americans. Meanwhile, falling fuel prices contributed to an inflation rate of –0.3%, giving consumers greater buying power during the holiday season. December brought more positive economic news when the unemployment rate slipped to 5.6% and an estimated 329,000 jobs were created. The U.S. economy grew at a more moderate 2.2% annualized rate for the fourth quarter.

January 2015 saw not just the creation of 201,000 new jobs, but compensation for hourly workers jumped by its largest margin since the recession. A slight increase in the unemployment rate to 5.7% was attributed to more workers entering the labor force. The unemployment rate dipped to 5.5% in February, and 264,000 jobs were created.Wages and personal incomes also moved higher, but exports were hurt by a strong U.S. dollar, and orders for durable goods and retail sales weakened amid harsh weather. The unemployment rate was unchanged in March, and job creation data moderated to 126,000 positions, the smallest gain in 15 months.Yet, average hourly wages rose 0.3% during the month, contributing to an increase of nearly 1% during the first quarter and helping to push the personal savings rate to its highest level in more than two years.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Fed in No Hurry to Raise Rates

Many analysts considered March’s lower-than-expected employment gains as evidence that the Fed is unlikely to raise short-term interest rates during the first half of 2015. For its part, the Fed has reiterated that its target for short-term interest rates “remains appropriate” and that policymakers will continue to monitor labor markets and inflationary pressures in determining the timing of future rate hikes.

Therefore, we have maintained the fund’s weighted average maturity in a range we consider to be shorter than industry averages, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until it becomes clearer that higher short-term rates are imminent.

April 15, 2015

New York, NY

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,000.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2015

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,024.93

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

March 31, 2015

	Principal
Negotiable Bank Certificates of Deposit—16.6%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.16%, 4/13/15	50,000,000		50,000,000
BNP Paribas (Yankee)
0.14%, 4/20/15	50,000,000		50,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
0.15%, 4/23/15	50,000,000	[a]	50,000,000
Standard Chartered Bank (Yankee)
0.22%, 6/2/15	40,000,000	[a]	40,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.16%, 4/17/15	40,000,000	[a]	40,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.15%, 4/23/15	50,000,000	[a]	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $280,000,000)			280,000,000

Commercial Paper—11.8%
Caisse Centrale Desjardins
0.15%, 4/14/15	50,000,000	[a]	49,997,292
Credit Suisse New York
0.18%, 5/1/15	50,000,000		49,992,500
Erste Abwicklungsanstalt
0.13%, 4/1/15	50,000,000	[a]	50,000,000
Toronto-Dominion Holdings USA Inc.
0.14%, 4/17/15	50,000,000	[a]	49,996,889
Total Commercial Paper
(cost $199,986,681)			199,986,681

Asset-Backed Commercial Paper—3.6%
Antalis U.S. Funding Corp.
0.16%, 4/16/15	11,000,000	[a]	10,999,266

6

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)		Value ($)
Regency Markets No. 1 LLC
0.15%, 4/16/15	50,000,000	[a]	49,996,875
Total Asset-Backed Commercial Paper
(cost $60,996,141)			60,996,141

Time Deposits—45.3%
Australia and New Zealand Banking Group Ltd.
(Grand Cayman)
0.10%, 4/1/15	70,000,000		70,000,000
Canadian Imperial Bank of Commerce
(Grand Cayman)
0.03%, 4/1/15	80,000,000		80,000,000
Credit Agricole (Grand Cayman)
0.04%, 4/1/15	80,000,000		80,000,000
DZ Bank AG (Grand Cayman)
0.03%, 4/1/15	75,000,000		75,000,000
Lloyds Bank (London)
0.06%, 4/1/15	80,000,000		80,000,000
Nordea Bank Finland (Grand Cayman)
0.03%, 4/1/15	75,000,000		75,000,000
Royal Bank of Canada (Toronto)
0.03%, 4/1/15	70,000,000		70,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.04%, 4/1/15	80,000,000		80,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.03%, 4/1/15	80,000,000		80,000,000
Swedbank (Grand Cayman)
0.03%, 4/1/15	75,000,000		75,000,000
Total Time Deposits
(cost $765,000,000)			765,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
U.S. Government Agency—9.6%	Amount ($)	Value ($)
Federal Home Loan Bank
0.00%—0.04%, 4/1/15—4/22/15
(cost $162,898,802)	162,900,000	162,898,802

U.S. Treasury Bills—13.1%
0.01%—0.11%, 4/16/15—9/24/15
(cost $221,964,059)	222,000,000	221,964,059
Total Investments (cost $1,690,845,683)	100.0%	1,690,845,683
Cash and Receivables (Net)	.0%	380,776
Net Assets	100.0%	1,691,226,459

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2015, these securities amounted to $390,990,322 or 23.1% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	73.7	Asset-Backed/Special Purpose Entity	.6
U.S. Government and Agency	22.7
Asset-Backed/Multi-Seller Programs	3.0		100.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,690,845,683	1,690,845,683
Cash		352,950
Interest receivable		21,635
Due from The Dreyfus Corporation and affiliates—Note 2(b)		6,191
		1,691,226,459
Liabilities ($):		—
Net Assets ($)		1,691,226,459
Composition of Net Assets ($):
Paid-in capital		1,691,226,987
Accumulated net realized gain (loss) on investments		(528)
Net Assets ($)		1,691,226,459
Shares Outstanding
(unlimited number of $.001 par value shares of
Beneficial Interest authorized)		1,691,226,987
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income ($):
Interest Income	1,150,877
Expenses:
Management fee—Note 2(a)	1,263,703
Trustees’ fees—Note 2(a,c)	10,594
Legal fees—Note 2(a)	6,312
Total Expenses	1,280,609
Less—reduction in expenses due to undertaking—Note 2(a)	(1,263,703)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(10,594)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(6,312)
Net Expenses	—
Investment Income—Net	1,150,877
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(528)
Net Increase in Net Assets Resulting from Operations	1,150,349

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2015	2014
Operations ($):
Investment income—net	1,150,877	973,388
Net realized gain (loss) on investments	(528)	9,480
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,150,349	982,868
Dividends to Shareholders from ($):
Investment income—net	(1,160,357)	(973,578)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	7,757,068,976	7,555,932,095
Cost of shares redeemed	(7,326,954,374)	(7,491,748,044)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	430,114,602	64,184,051
Total Increase (Decrease) in Net Assets	430,104,594	64,193,341
Net Assets ($):
Beginning of Period	1,261,121,865	1,196,928,524
End of Period	1,691,226,459	1,261,121,865

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.001	.001	.002
Distributions:
Dividends from
investment income—net	(.001)	(.001)	(.001)	(.001)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.09	.08	.11	.08	.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.10	.10	.10
Ratio of net expenses
to average net assets	.00	.00	.00	.00	.00
Ratio of net investment income
to average net assets	.09	.08	.11	.08	.20
Net Assets, end of period
($ x 1,000)	1,691,226	1,261,122	1,196,929	1,311,439	952,020
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2015, all of the fund’s outstanding shares were held by other Dreyfus funds.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

14

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,690,845,683
Level 3—Significant Unobservable Inputs	—
Total	1,690,845,683

†	See Statement of Investments for additional detailed categorizations.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2015, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

16

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2015. The fund has $528 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2015 and March 31, 2014 were all ordinary income.

During the period ended March 31, 2015, as a result of permanent book to tax differences primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $9,480 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, Dreyfus has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage commissions, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

expenses of independent counsel of the fund. During the period ended March 31, 2015, fees reimbursed by Dreyfus amounted to $16,906.

Dreyfus had undertaken, from April 1, 2014 through March 31, 2015 to waive its management fee.The reduction in management fees, pursuant to the undertaking, amounted to $1,263,703 during the period ended March 31, 2015. The waiver is voluntary and not contractual, and can be terminated at any time.

(b) The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $127,955, which are offset against an expense reimbursement currently in effect in the amount $134,146.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

18

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 26, 2015

The Fund 19

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 75.64% of ordinary income dividends paid during the fiscal year ended March 31, 2015 as qualifying “interest-related dividends.”

20

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1997)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 147
———————
Francine J. Bovich (63)
Board Member (2015)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 84
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)
No. of Portfolios for which Board Member Serves: 63

† Francine J. Bovich was elected as a Board Member on April 30, 2015.

The Fund 21

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS

Nathan Leventhal (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• President Emeritus of Lincoln Center for the Performing Arts (2001-present)
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52
———————
Robin A. Melvin (51)
Board Member (2013)
Principal Occupation During Past 5Years:
• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board mem-
ber since 2013)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Roslyn M. Watson (65)
Board Member (2013)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 70
———————
Benaree Pratt Wiley (68)
Board Member (2012)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 70

22

INTERESTED BOARD MEMBERS

J. Charles Cardona (59)
Board Member (2014)
Principal Occupation During Past 5Years:
• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-
present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional
Services Division
No. of Portfolios for which Board Member Serves: 38

J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.

———————
Isabel P. Dunst (68)
Board Member (2013)
Principal Occupation During Past 5Years:
• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)
No. of Portfolios for which Board Member Serves: 38

Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 23

OFFICERS OF THE FUND (Unaudited)

24

The Fund 25

For More Information

Telephone Call your BNY Mellon Fixed Income representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and e-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $64,452 in 2014 and $66,062 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $24,240 in 2014 and $0 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,185 in 2014 and $7,005 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $140 in 2014 and $207 in 2015. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $49,172,911 in 2014 and $22,796,522 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]